Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                December 23, 2016



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549



     Re:                Advisors Disciplined Trust 1242
                     (File No.: 333-195302) (CIK: 1600881)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 2, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on December 22, 2016.

                                Very truly yours,

                                Advisors Disciplined Trust 1242

                                By:  Advisors Asset Management, Inc.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President